Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy regarding the timing of awards of stock options, SARs and/or similar option-like instruments granted to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any NEO award. In 2025, none of our NEOs were granted any options to purchase shares of our common stock, SARs or similar option-like instruments.

Award Timing Method	we do not have a formal policy regarding the timing of awards of stock options, SARs and/or similar option-like instruments granted to our NEOs, we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any NEO award.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not make these awards or any other form of equity compensation in anticipation of the release of material, non-public information. Similarly, we do not time the release of material, non-public information based on stock option, SARs or other equity award grant dates for the purpose of affecting the value of any NEO award. In 2025, none of our NEOs were granted any options to purchase shares of our common stock, SARs or similar option-like instruments.
MNPI Disclosure Timed for Compensation Value	false